BORROWINGS AND LEASES - Narrative (Details) - Euro denominated bonds - Interest rate swap contract [member] - Fair value hedges [member] - EUR (€) € in Millions	6 Months Ended
	Jul. 02, 2021	Jul. 01, 2022
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 1,000
Gains (losses) on hedged item attributable to hedged risk, fair value hedges	€ 77